Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
NET OPERATING REVENUE	R$ 22,651,036	R$ 21,479,468	R$ 20,535,341
Operating expense	(17,759,792)	(16,581,428)	(15,605,584)
Gross profit	4,891,244	4,898,040	4,929,757
Selling expenses	(137,121)	(152,638)	(175,669)
General and administrative expenses	(825,350)	(1,078,037)	(733,695)
Other operational income (expenses), net	(145,727)	(280,460)	(739,635)
ProvisionsForAllocationOfPisAndCofinsCredits	0	0	(810,563)
Equity in earnings of investees	281,202	307,809	478,577
Profit (loss) from operating activities	(826,996)	(1,203,326)	(1,980,985)
ProfitBeforeFinancialResultsAndTaxes	4,064,248	3,694,714	2,948,772
Finance income	1,184,779	1,069,116	956,413
Finance costs	(2,341,793)	(2,274,106)	(1,950,927)
RestatementOfProvisionForAllocationOfPisAndCofinsCredits	0	0	(1,011,370)
Finance income (cost)	(1,157,014)	(1,204,990)	(2,005,884)
Profit (loss) before tax	2,907,234	2,489,724	942,888
Current tax expense (income)	(177,999)	(371,104)	(368,035)
Deferred tax expense (income)	(421,436)	17,047	649,134
Tax expense (income)	(599,435)	(354,057)	281,099
Income from continuing operations attributable to owners of parent	2,307,799	2,135,667	1,223,987
Net income from discontinued operations	491,571	191,501	(74,666)
NET INCOME	2,799,370	2,327,168	1,149,321
Attributed to shareholders of the parent company arising from continuing operations	2,345,941	2,158,077	1,237,819
Attributed to shareholders of the parent company due to discontinued operations	463,690	100,733	(125,812)
Attributed to non-controlling shareholders resulting from continuing operations	(26,800)	873	(207)
Attributed to non-controlling shareholders arising from discontinued operations	R$ 16,539	R$ 67,485	R$ 37,521
Common shares [Member]
Earnings per share [line items]
Basic earnings (loss) per share from continuing operations	R$ 0.74447	R$ 0.75215	R$ 0.43170
Diluted earnings (loss) per share from continuing operations	0.74335	0.75215	0.43170
Basic earnings (loss) per share	0.89163	0.78574	0.38839
Diluted earnings (loss) per share	0.89051	0.78574	0.38839
Class A Preferred Shares [Member]
Earnings per share [line items]
Basic earnings (loss) per share from continuing operations	0.81978	0.87237	0.55106
Diluted earnings (loss) per share from continuing operations	0.81978	0.87237	0.55106
Basic earnings (loss) per share	0.98165	0.90931	0.50343
Diluted earnings (loss) per share	0.98165	0.90931	0.50343
Class B Preferred Shares [Member]
Earnings per share [line items]
Basic earnings (loss) per share from continuing operations	0.81899	0.76906	0.46509
Diluted earnings (loss) per share from continuing operations	0.81899	0.76906	0.46509
Basic earnings (loss) per share	0.98086	0.80600	0.41745
Diluted earnings (loss) per share	R$ 0.98087	R$ 0.80600	R$ 0.41745